Other Balance Sheet Accounts - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current provisions:
Employee benefits	$ 32,796	$ 24,690
Dilapidation provision	0	458
Total current provisions	32,796	25,148
Non-current provisions:
Employee benefits	8,630	7,255
Dilapidation provision	5,174	5,180
Total non-current provisions	$ 13,804	$ 12,435